STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended							5 Months Ended	9 Months Ended		12 Months Ended
	Jul. 08, 2026	Oct. 08, 2025	Oct. 31, 2025	Sep. 28, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 17, 2026
Class of Stock [Line Items]
Capital unit authorized					100,000,000							100,000,000		100,000,000
Common stock, shares authorized					100,000,000					100,000,000	100,000,000	100,000,000		100,000,000
Common Stock, par value					$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock , outstanding shares					13,637,824					38,397,052	38,397,052	13,637,824		41,193,052
Net proceeds from sale of common stock											$ 946,966 [1]	$ 642,000	$ 1,398,400	$ 1,398,400
Number of share cancellation			31,752,690
Stock option granted														6,996,677
Equity Option [Member]
Class of Stock [Line Items]
Stock options exercised												2,016,097
Weighted average exercise price												$ 0.03
Proceeds from stock option												$ 65,000
Five Individuals [Member]
Class of Stock [Line Items]
Stock option cancellations			4,531,738
Stock option granted			2,426,488
Service Provider [Member]
Class of Stock [Line Items]
Common stock for future issuance						103,065
Settlement of liabilities						$ 51,533
Number of common stock issued					103,065
Number of shares restricted stock awards					150,000
Vesting period description					This award vests over a period of twenty-four months in eight equal quarterly installments.
Grant date fair value of awards					$ 249,000							$ 249,000
Various Service Provider [Member]
Class of Stock [Line Items]
Common stock for future issuance					59,400	864,900						59,400
Settlement of liabilities					$ 190,080	$ 432,450						$ 190,080
Number of common stock issued					864,900
Two Employees [Member]
Class of Stock [Line Items]
Common stock for future issuance						360,000
Settlement of liabilities						$ 180,000
Number of common stock issued					360,000
Common Stock [Member]
Class of Stock [Line Items]
Number of common stock sold					85,000							729,000
Net proceeds from sale of common stock					$ 255,000							$ 577,000
Common stock for future issuance					85,000							85,000
Sale of stock in previous quarter					$ 100,000
Number of share cancellation							31,752,690
Number of common stock issued						280,000	364,000	610,000	2,186,000	1,894,052
Subsequent Event [Member]
Class of Stock [Line Items]
Capital unit authorized															110,000,000
Common stock, shares authorized															100,000,000
Common Stock, par value															$ 0.0001
Common stock , outstanding shares		9,440,362
Number of common stock sold				1,373,152
Net proceeds from sale of common stock				$ 4,119,456
Subsequent Event [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares voluntarily surrendered without consideration, shares	7,518	31,752,690

[1]	The Company was incepted May 3, 2024 and therefore the prior period information may not be comparable